Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	Can-Fite BioPharma Ltd.
Entity Central Index Key	0001536196
Trading Symbol	canf
Amendment Flag	false
Document Type	F-1/A
Document Period End Date	Sep. 30, 2018
Entity Emerging Growth Company	true
Entity Ex Transition Period	false